SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Apr. 29, 2022	Dec. 31, 2021	Dec. 31, 2020
PPP loan		$ 317,328	$ 198,750
Paycheck Protection Program [Member]
Unpaid interest	$ 2,208
Description of loan payment	we paid $67,819 on April 30, 2022 $67,819 on May 31, 2022 and $67,819 on June 30, 2022.
Attorneys' fees and costs	$ 2,500
PPP loan	203,458
Unpaid principal amount	$ 198,750